DEBT - Components (Details) ¥ in Millions, $ in Millions	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Debt
Short-term Debt	¥ 8,499	$ 1,220	¥ 948
Total	8,499		948
Long-term bank borrowings, non-current portion	8,084	$ 1,161	8,812
Long-term debt	8,084		8,812
Bank borrowings
Debt
Short-term Debt	1,256		948
Bank borrowings
Debt
Long-term bank borrowings, current portion	3,953		0
Long-term bank borrowings, non-current portion	8,084		5,603
Convertible senior notes
Debt
Long-term bank borrowings, current portion	3,290
Short-term Debt	¥ 3,290
Long-term bank borrowings, non-current portion			¥ 3,209